Bonds, Borrowings and Lease Liabilities - Schedule of Reconciliation of Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	¥ 2,157,755	¥ 2,214,928
Cash flows from financing activities	134,760	(59,677)
Effects of changes in consolidation scope	73,880	2,759
Effects of changes in foreign exchange rates	(3,277)	(10,387)
Other	6,112	10,132
Ending Balance	2,369,231	2,157,755
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	137,323	142,769
Cash flows from financing activities	44,401	(7,114)
Effects of changes in consolidation scope	35,073	1,331
Effects of changes in foreign exchange rates	(1,220)	276
Other	(184)	60
Ending Balance	215,393	137,323
Commercial papers [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	89,000	31,854
Cash flows from financing activities	23,000	57,140
Effects of changes in consolidation scope	8,000
Effects of changes in foreign exchange rates		4
Ending Balance	120,000	89,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,585,966	1,595,610
Cash flows from financing activities	102,850	2,672
Effects of changes in consolidation scope	20,872	1,435
Effects of changes in foreign exchange rates	(2,013)	(10,865)
Other	(593)	(2,886)
Ending Balance	1,707,083	1,585,966
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	295,696	396,005
Cash flows from financing activities	(25,700)	(100,000)
Effects of changes in consolidation scope	10,000
Other	3	(309)
Ending Balance	280,000	295,696
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	49,768	48,688
Cash flows from financing activities	(9,792)	(12,377)
Effects of changes in consolidation scope	(65)	(7)
Effects of changes in foreign exchange rates	(43)	196
Other	6,886	13,267
Ending Balance	¥ 46,754	¥ 49,768